HSBC Frontier Markets Fund
HSBC Frontier Markets Fund
Investment Objective
The investment objective of the HSBC Frontier Markets Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 99 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 95.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC Frontier Markets Fund	Class A Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC Frontier Markets Fund		Class A Shares	Class I Shares
Management Fee		1.25%	1.25%
Distribution 12b-1 Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses		0.95%	0.85%
Total Other Expenses		1.20%	0.85%
Total Annual Fund Operating Expenses	[1]	2.45%	2.10%
Fee Waiver and/or Expense Reimbursement	[2]	0.25%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.20%	1.85%
[1]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC Frontier Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	712	1,203	1,719	3,129
Class I Shares	188	634	1,106	2,411

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in issuers located in “frontier market countries.” The term “frontier market countries” encompasses those countries that are at an earlier stage of economic, political or financial development, even by emerging markets standards.

For purposes of the Fund’s investments, frontier market companies are those: (i) whose principal securities trading markets are in frontier market countries; (ii) that derive a significant percentage of their total revenue or profit from either goods or services produced or sales made in frontier market countries; (iii) that have a significant percentage of their assets in frontier market countries; (iv) that are linked to currencies of frontier market countries; or (v) that are organized under the laws of, or with principal offices in, frontier market countries.

HSBC Global Asset Management (UK) Limited is the Fund’s subadviser (“AMEU” or the “Subadviser”). The Subadviser’s Frontier Markets Team has identified a group of more than 28 countries that it currently considers to be frontier market countries. This includes countries that, as of January 31, 2017, are part of the Morgan Stanley Capital International (“MSCI”) Frontier Market Index classification (currently 22 countries—Argentina, Bahrain, Bangladesh, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia and Vietnam), as well as the MSCI Emerging Market Index countries considered by the Subadviser to be “cross-over” markets (currently six countries—Colombia, Egypt, Peru, Philippines, Qatar and United Arab Emirates). Cross-over markets are those that are formally included in main emerging markets indices but are deemed by the Subadviser to show “frontier markets” characteristics based on factors such as foreign investment restrictions, lower correlation with global markets, size of free-float adjusted market-cap, and/or other economic and political factors. The Subadviser also may, in the future, deem other countries to be cross-over market countries. The Subadviser will also invest in a number of additional countries that it deems to be frontier market countries but not currently part of the above mentioned indices (for example Georgia, Ghana, Cambodia, Saudi Arabia and Zimbabwe, among others).

The Subadviser may, in the future, deem other countries to be frontier market countries. The Subadviser has broad discretion to identify countries that it considers to qualify as frontier markets.

The Fund invests primarily in the equity securities of frontier market companies with market capitalizations above $100 million U.S. dollars. However, the Fund may invest in companies of any size. The Fund treats common stocks and other securities with equity characteristics as equity securities, including, but not limited to, depositary receipts, preferred stock, warrants, rights, trust certificates, limited partnership interests and equity participations. The Fund is exposed to commodity (such as oil) producing countries through its investments in frontier market countries.

In light of the fact that a relatively significant proportion of frontier market companies available for investment are in the financial services group of industries, the Fund will, under normal market conditions, invest more than 25% of its total assets in issuers that are in the financial services group of industries. For purposes of the Fund’s investments, the financial services group of industries includes, among other things, banks, asset management companies, investment banking companies, brokerage companies, custody banks and insurance companies. The Subadviser intends to maintain the Fund’s exposure to issuers in the financial services group of industries such that it is broadly in line with the proportion of frontier markets issuers that are available for investment and in the financial services group of industries.

The Fund is permitted to invest in derivatives to manage market exposure and currency positioning, and also to achieve investment objectives. The Fund may also use equity index futures for cash management purposes and forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics or exposure similar to issuers located in frontier market countries. The Fund’s use of derivatives will vary depending on market conditions and the ability of the Fund to invest directly in securities providing the desired exposure, but derivatives are expected normally to comprise a minority of the Fund’s investments. Additionally, the Fund may seek to achieve its investment objective in part by investing in participatory, unitary and other structured notes, which are equity access products that create synthetic equity exposure to issuers in markets where the Fund is restricted from directly purchasing securities.

The Subadviser selects investments for purchase and sale through an in-depth stock analysis that combines quantitative and qualitative analysis. The Subadviser’s quantitative analysis is based on publicly available data and is focused on valuation metrics, earnings growth expectations and return on capital and profitability. The Subadviser’s qualitative analysis is based on an individual assessment of business model and competitive advantage, cash generation, industry dynamics and corporate governance and management quality.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Commodity-Related Investments Risk: Exposure to the commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-related investments may be affected by overall market movements and factors specific to a particular industry or commodity.

●	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or structured note, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

●	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

●	Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed securities markets.

●	Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

●	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.
●	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or interventions, such as economic sanctions, expropriation, nationalization and repatriation restrictions; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

●	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather that a security exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:

●	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies.

●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

●	Financial Services Risk: The Fund’s investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries.

●	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions or tariffs) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different corporate disclosure and governance standards.

●	Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●	Industry Concentration Risk: The Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries, including banks, broker-dealers, insurance companies and finance companies (e.g., automobile finance). Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental, regulatory or other developments affecting that industry than if its investments were not so concentrated.

●	Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. A security may become illiquid after purchase. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●	Structured Note Risk: Investments in participatory, unitary and other structured notes involve risks normally associated with a direct investment in the underlying securities. In addition, these notes are subject to counterparty risk.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year-to-year. The returns for Class I Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q1 2012	12.93%
Worst Quarter:	Q3 2015	-10.75%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class I Shares may vary. The table further compares the Fund’s performance over time to that of the MSCI Frontier Markets Index and the MSCI Select Frontier and Emerging Markets Capped Index.

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - HSBC Frontier Markets Fund	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	Sep. 06, 2011	3.11%	8.47%	6.27%
Class A Shares | After Taxes on Distributions	Sep. 06, 2011	2.94%	7.22%	5.12%
Class A Shares | After Taxes on Distributions and Sales	Sep. 06, 2011	2.45%	6.47%	4.72%
Class I Shares	Sep. 06, 2011	8.96%	9.96%	7.68%
MSCI Frontier Markets Index (reflects no deduction for fees, expenses or taxes)		3.16%	5.57%	4.17%	[1]
MSCI Select Frontier and Emerging Markets Capped Index (reflects no deduction for fees, expenses or taxes)		7.51%	5.85%	4.00%	[1]
[1]	Since September 6, 2011.